Fair Value Measurements - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 Years	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)	Dec. 31, 2019
Minimum | Measurement Input, Mortality Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Minimum guaranteed benefits variable annuity	0.004%
Minimum | Measurement Input, Lapse Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Minimum guaranteed benefits variable annuity	1.00%
Minimum | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Minimum guaranteed benefits variable annuity	(0.046%)
Maximum | Measurement Input, Mortality Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maximum guaranteed benefits variable annuity	44.865%
Maximum | Measurement Input, Lapse Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maximum guaranteed benefits variable annuity	7.50%
Maximum | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maximum guaranteed benefits variable annuity	3.379%
Weighted Average | Measurement Input, Mortality Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average guaranteed benefits variable annuity	0.896%
Weighted Average | Measurement Input, Lapse Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average guaranteed benefits variable annuity	4.312%
Weighted Average | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average guaranteed benefits variable annuity	0.967%
Fair value measurements | Years	50
Electronics Products & Solutions | Smartphone Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets		¥ 12,714	¥ 19,172
Electronics Products & Solutions | Smartphone Business Asset Group | Level 3 | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements		10.6	8.5
Electronics Products & Solutions | Smartphone Business Asset Group | Minimum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements		(10)	(26)
Electronics Products & Solutions | Smartphone Business Asset Group | Maximum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements		70	24
All Other | Storage Media Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets			¥ 12,858
All Other | Storage Media Business Asset Group | Level 3 | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements				8.9
All Other | Storage Media Business Asset Group | Minimum | Level 3 | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements				(34)
All Other | Storage Media Business Asset Group | Maximum | Level 3 | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements				21